Fees and Expenses - Stock Dividend Fund, Inc.	Feb. 20, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses:
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee on purchases held less than one year	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):
Management Fees*	0.85%
Distribution (12b-1) Fees	None
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.85%

*	The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. This agreement is renewed annually and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Fund’s Board of Directors or by a vote of the majority of outstanding voting shares of the Fund.

**	The Fund does not expect to incur any “Other Expenses”.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$87	$271	$471	$1,049

Portfolio Turnover [Heading]	Portfolio Turnover Policy:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.74% of the average value of its portfolio. The Investment Advisor will attempt to keep turnover to a minimum.

Portfolio Turnover, Rate	3.74%